Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 20, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 20, 2023
Prospectus Date	rr_ProspectusDate	Aug. 01, 2023
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	XSOE
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The following information supplements and should be read in conjunction with the Prospectus.

Effective immediately, the description of “Investments in China” set forth as a sub-risk to “Geographic Investment Risk” under “Principal Risks of Investing in the Fund” in the Fund’s “Fund Summary” section of the Prospectus is deleted in its entirety and replaced with the following:

Investments in China

Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The Chinese economy may also experience a decline in its growth rate if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures, including measures implemented in connection with ongoing tensions between China and the United States. The Chinese economy is susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property and governmental restrictions on foreign investments and the repatriation of capital invested. These risks may be exacerbated by actions by the U.S. government, such as the recent delisting from U.S. national securities exchanges of certain Chinese companies. The Chinese government also may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. For example, the Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. Intervention by the Chinese government into the operation or ownership of VIE structures could significantly and adversely affect the Chinese company’s performance and thus, the value of the Fund’s investment in the VIE, as well as the enforceability of the VIE contractual arrangements with the underlying Chinese company. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. The Fund’s investment in a VIE structure is also subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach its contractual arrangements with the other entities in the VIE structure, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its VIE investments with little or no recourse available. The regulatory requirements applicable to Chinese companies, including accounting standards and auditor oversight, generally are not comparable to those applicable to U.S. companies or companies organized and operating in more developed countries. As a result, information about the Chinese companies in which the Fund invests may be less reliable or incomplete. The lack of available information may be a significant obstacle to pursuing investigations into or litigation against Chinese companies, and as a shareholder, the Fund may have limited legal remedies. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

The changes described above will not affect the management fee or total expense ratio of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE